SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-101956
Investment Company Act File No. 811-21202

John Hancock Preferred Income Fund II
Name of Registrant

601 Congress Street
Boston, MA 02210-2805
Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1) Title of Class of Securities to be Redeemed:

Auction Preferred Shares (“APS”) Series M, Series T, Series W, Series TH and Series F

(2) Date on Which the Securities are to be Redeemed:

The APS will be redeemed on the Dividend Payment Date for each Series as follows: Series M on May 27, 2008, Series T on May 28, 2008, Series W on May 22, 2008, Series TH on May 23, 2008 and Series F on May 27, 2008.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

Article 8.6, Paragraphs (a), (c), (d), (e), (f), (g) (h), (i) and (j) of the Amended and Restated By-laws

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund currently intends to redeem all of the outstanding shares of each of the APS Series—Series M (2032), Series T (2032), Series W (2032), Series TH (2032) and Series F (2032).

Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 7th day of May, 2008.

John Hancock Preferred Income Fund II

By:	/s/ Thomas M. Kinzler
Name: Thomas M. Kinzler
Title: Secretary and Chief Legal Officer